UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Canterbury Portfolio Thermostat Fund

Institutional Shares – CAPTX

Semi-Annual Report

October 31, 2023

Canterbury Investment Management, LLC

23 East Cedar Street

Zionsville, IN 46077

(844) 838-2121

Investment Results (Unaudited)

Average Annual Total Returns(a) as of October 31, 2023

					Since
					Inception
	Six Months	One Year	Three Year	Five Year	(8/2/16)
Canterbury Portfolio Thermostat Fund, Institutional Shares	(1.97)%	(3.95)%	2.88%	0.95%	2.12%
MSCI World Index(b)	(1.35)%	11.05%	8.66%	8.82%	9.34%

				Expense Ratio Institutional Shares(c)
				2.17%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Canterbury Portfolio Thermostat Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month-end may be obtained by calling (844) 838-2121.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods and exclude the redemption fee. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently, the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratio is from the Fund’s prospectus dated August 28, 2023. The Institutional Shares expense ratio does not correlate to the corresponding ratio of expenses to average net assets included in the financial highlights section of this report, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Additional information pertaining to the Fund’s expense ratios as of October 31, 2023 can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (844) 838-2121. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Portfolio Illustration (Unaudited)

Canterbury Portfolio Thermostat Fund Holdings as of October 31, 2023*

*	As a percentage of net assets.

AVAILABILITY OF PORTFOLIO SCHEDULE (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec. gov and on the Fund’s website at www.canterburygroup.com/mutualfund.

Canterbury Portfolio Thermostat Fund
Schedule of Investments
October 31, 2023 (Unaudited)

COMMON STOCKS — 30.07%	Shares	Fair Value
Consumer Discretionary — 6.30%
O’Reilly Automotive, Inc.(a)	1,605	$1,493,356

Consumer Staples — 3.99%
Costco Wholesale Corp.	1,714	946,882

Financials — 4.02%
Aflac, Inc.	12,205	953,333

Health Care — 9.78%
Amgen, Inc.	3,475	888,558
Vertex Pharmaceuticals, Inc.(a)	3,950	1,430,334
		2,318,892
Industrials — 5.98%
Roper Technologies, Inc.	2,900	1,416,853

Total Common Stocks (Cost $7,327,851)		7,129,316

EXCHANGE-TRADED FUNDS — 59.51%

Communication Services Select Sector SPDR® Fund	25,050	1,621,236
Energy Select Sector SPDR® ETF	16,335	1,391,579
iShares Global 100 ETF	22,275	1,607,141
ProShares Short Dow30	43,250	1,470,068
ProShares Short Financials	117,725	1,573,041
ProShares Short MSCI Emerging Markets	102,395	1,632,176
ProShares Short Real Estate	66,560	1,503,590
ProShares Short Russell 2000	63,875	1,666,500
Technology Select Sector SPDR® Fund	10,040	1,646,660

Total Exchange-Traded Funds (Cost $13,368,474)		14,111,991

MONEY MARKET FUNDS - 10.47%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Shares, 5.26%(b)	2,482,394	2,482,394
Total Money Market Funds (Cost $2,482,394)		2,482,394
Total Investments — 100.05% (Cost $23,178,719)		23,723,701
Liabilities in Excess of Other Assets — (0.05)%		(12,877)
NET ASSETS — 100.00%		$23,710,824

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2023.

ETF - Exchange-Traded Fund

SPDR- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Canterbury Protfolio Thermostat Fund
Statement of Assets and Liabilities
October 31, 2023 (Unaudited)

Assets
Investments in securities at fair value (cost $23,178,719)	$23,723,701
Dividends receivable	8,742
Prepaid expenses	20,070
Total Assets	23,752,513
Liabilities
Payable for fund shares redeemed	3,555
Payable to Adviser	18,454
Payable to Administrator	7,155
Other accrued expenses	12,525
Total Liabilities	41,689
Net Assets	$23,710,824
Net Assets consist of:
Paid-in capital	26,329,400
Accumulated deficit	(2,618,576)
Net Assets	$23,710,824
Institutional Shares
Shares outstanding (unlimited number of shares authorized, no par value)	2,412,390
Net asset value, offering and redemption price per share (a)	$9.83

(a)	Subject to certain exceptions, a 2.00% redemption fee is imposed upon shares redeemed within 60 calendar days of their purchase.

See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund
Statement of Operations
For the six months ended October 31, 2023 (Unaudited)

Investment Income
Dividend income	$314,331
Total investment income	314,331
Expenses
Adviser	117,139
Administration	16,881
Fund accounting	15,474
Registration	14,586
Transfer agent	11,253
Legal	10,611
Audit and tax preparation	8,669
Trustee	8,539
Compliance services	5,716
Printing	4,404
Custodian	2,513
Insurance	1,741
Pricing	161
Miscellaneous	14,775
Total expenses	232,462
Net investment income	81,869
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(416,578)
Net change in unrealized depreciation of investment securities	(134,882)
Net realized and change in unrealized loss on investments	(551,460)
Net decrease in net assets resulting from operations	$(469,591)

See accompanying notes which are an integral part of these financial statements

Canterbury Portfolio Thermostat Fund
Statements of Changes in Net Assets

	For the Six Months
	Ended October 31,	For the Year Ended
	2023	April 30, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$81,869	$31,701
Net realized loss on investment securities transactions	(416,578)	(2,317,965)
Net change in unrealized appreciation (depreciation) of investment securities	(134,882)	133,566
Net decrease in net assets resulting from operations	(469,591)	(2,152,698)

Distributions to Shareholders - Institutional Shares
From earnings	(86,713)	(60,425)
Total Distributions to Shareholders	(86,713)	(60,425)

Capital Transactions - Institutional Shares
Proceeds from shares sold	977,044	15,493,927
Reinvestment of distributions	86,713	60,425
Amount paid for shares redeemed	(3,899,430)	(7,878,518)
Proceeds from redemption fees(a)	4,590	80,701
Total Capital Transactions - Institutional Shares	(2,831,083)	7,756,535
Total Increase (Decrease) in Net Assets	(3,387,387)	5,543,412

Net Assets
Beginning of period	$27,098,211	$21,554,799
End of period	$23,710,824	$27,098,211

Share Transactions - Institutional Shares
Shares sold	97,775	1,461,262
Shares issued in reinvestment of distributions	8,462	6,091
Shares redeemed	(387,404)	(760,483)
Total Share Transactions - Institutional Shares	(281,167)	706,870

(a)	Subject to certain exceptions, a 2.00% redemption fee is imposed upon shares redeemed within 60 calendar days of their purchase.

See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund - Institutional Shares
Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months
	Ended
	October
	31, 2023		For the Years Ended April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$10.06		$10.85	$12.40	$10.02	$11.11	$11.15
Income from investment operations:
Net investment income (loss)	0.03		0.01	(0.02)	(0.12)	0.05	0.03
Net realized and unrealized gain (loss)	(0.23)		(0.81)	(0.08)	2.49	(1.01)	0.06
Total from investment operations	(0.20)		(0.80)	(0.10)	2.37	(0.96)	0.09
Less distributions to shareholders from:
Net investment income	(0.03)		(0.02)	—	— (a)	(0.05)	(0.03)
Net realized gains	—		—	(1.47)	—	(0.08)	(0.12)
Return of capital	—		—	—	—	(0.01)	—
Total from distributions	(0.03)		(0.02)	(1.47)	— (a)	(0.14)	(0.15)
Paid-in capital from redemption fees	—	(a)	0.03	0.02	0.01	0.01	0.02
Net asset value, end of period	$9.83		$10.06	$10.85	$12.40	$10.02	$11.11
Total Return(b)	(1.97	)% (c)	(7.07)%	(1.10)%	23.80%	(8.69)%	1.07%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$23,711		$27,098	$21,555	$17,566	$27,303	$29,153
Ratio of expenses to average net assets before expense waiver	1.79	% (d)	1.69%	1.98%	1.86%	1.61%	1.53%
Ratio of expenses to average net assets after expense waiver	1.79	% (d)	1.69%	1.98%	1.69%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets after expense waiver	0.63	% (d)	0.11%	(0.32)%	(0.72)%	0.51%	0.25%
Portfolio turnover rate	119	% (c)	297%	234%	160%	206%	185%

(a)	Rounds to less than $0.005 per share.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Excludes redemption fees.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund Notes to the Financial Statements
October 31, 2023 (Unaudited)

NOTE 1. ORGANIZATION

The Canterbury Portfolio Thermostat Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Capitol Series Trust (the “Trust”) on December 17, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Canterbury Investment Management, LLC (the “Adviser”). The investment objective of the Fund is to seek long-term risk-adjusted growth. The Fund attempts to achieve its investment objective utilizing broadly diversified liquid securities traded on major exchanges. The Fund’s portfolio is structured primarily as a “fund of funds”. The Fund will invest in any debt, equity, and alternative securities deemed appropriate and necessary to improve the portfolio’s composition, exposure to which is obtained through the use of ETFs.

The Fund currently offers one class of shares, Institutional Shares. The Fund’s Investor Shares have been approved by the Board, but are not yet available for purchase and are not being offered at this time. The Fund’s Institutional Shares commenced operations on August 2, 2016. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. Both share classes impose a 2.00% redemption fee on shares redeemed within 60 days of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”): Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on

Canterbury Portfolio Thermostat Fund Notes to the Financial Statements (continued)
October 31, 2023 (Unaudited)

Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For

Canterbury Portfolio Thermostat Fund Notes to the Financial Statements (continued)
October 31, 2023 (Unaudited)

financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Canterbury Portfolio Thermostat Fund Notes to the Financial Statements (continued)
October 31, 2023 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under supervision of the Board. Under these policies, the securities will be classified as Level 2 or Level 3 within the fair value hierarch, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Fair Value Committee, in making its recommendations with the Adviser’s participation, is required to consider

Canterbury Portfolio Thermostat Fund Notes to the Financial Statements (continued)
October 31, 2023 (Unaudited)

all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,129,316	$—	$—	$7,129,316
Exchange-Traded Funds	14,111,991	—	—	14,111,991
Money Market Funds	2,482,394	—	—	2,482,394
Total	$23,723,701	$—	$—	$23,723,701

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the Fund’s average daily net assets. For the six months ended October 31, 2023, the Adviser earned fees of $117,139 from the Fund. At October 31, 2023, the Fund owed the Adviser $18,454.

Canterbury Portfolio Thermostat Fund Notes to the Financial Statements (continued)
October 31, 2023 (Unaudited)

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, accounting and transfer agent services, including all regulatory reporting. Prior to September 14, 2022, the Administrator provided compliance services to the Funds. Effective September 14, 2022, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,500 per Fund and $500 per Fund for each quarterly Board meeting through March 31, 2023. Effective April 1, 2023, the annual retainer increased to $2,000 per Fund. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended October 31, 2023, purchases and sales of investment securities, other than short-term investments, were $29,267,037 and $34,178,817, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended October 31, 2023.

NOTE 6. FEDERAL TAX INFORMATION

At October 31, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$802,598
Gross unrealized depreciation	(257,616)
Net unrealized appreciation/(depreciation) on investments	544,982
Tax cost of investments	$23,178,719

Canterbury Portfolio Thermostat Fund Notes to the Financial Statements (continued)
October 31, 2023 (Unaudited)

The tax character of distributions paid for the fiscal year ended April 30, 2023, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income	$60,425
Total distributions paid	$60,425

At April 30, 2023, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(2,742,136)
Unrealized appreciation on investments	679,864
Total accumulated deficit	$(2,062,272)

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had post October losses of $30,146.

NOTE 7. INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of October 31, 2023, the Fund had 59.51% of the value of its net assets invested in ETFs. The financial statements of these ETFs can be found at www.sec.gov.

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Canterbury Portfolio Thermostat Fund Notes to the Financial Statements (continued)
October 31, 2023 (Unaudited)

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 through October 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

			Ending
		Beginning	Account	Expenses
		Account	Value	Paid	Annualized
		Value	October 31,	During	Expense
		May 1, 2023	2023	Period(a)	Ratio
Canterbury Portfolio Thermostat Fund
Institutional Class	Actual	$1,000.00	$980.30	$8.92	1.79%
	Hypothetical(b)	$1,000.00	$1,016.13	$9.08	1.79%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

FACTS	WHAT DOES CANTERBURY PORTFOLIO THERMOSTAT FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■     Social Security number

■     account balances and account transactions

■     transaction or loss history and purchase history

■     checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (844) 838-2121

Who we are
Who is providing this notice?	Canterbury Portfolio Thermostat Fund
Ultimus Fund Distributors, LLC (Distributor)
Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes — information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Canterbury Investment Management, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■     The Fund does not share your personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (844) 838-2121 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Walter B. Grimm, Chairman	PUBLIC
David James	ACCOUNTING FIRM
Lori Kaiser	Ernst & Young LLP
Janet Smith Meeks	221 East 4th Street, Suite 2900
Mary Madick	Cincinnati, OH 45202

OFFICERS	LEGAL COUNSEL
Matthew J. Miller, Chief Executive Officer and President	Practus, LLP
Zachary P. Richmond, Chief Financial Officer and Treasurer	11300 Tomahawk Creek Parkway, Suite 310
Martin R. Dean, Chief Compliance Officer	Leawood, KS 66211
Paul F. Leone, Secretary

INVESTMENT ADVISER	CUSTODIAN
Canterbury Investment Management, LLC	Huntington National Bank
23 East Cedar Street	41 South High Street
Zionsville, IN 46077	Columbus, OH 43215

DISTRIBUTOR	ADMINISTRATOR, TRANSFER
Ultimus Fund Distributors, LLC	AGENT AND FUND ACCOUNTANT
225 Pictoria Drive, Suite 450	Ultimus Fund Solutions, LLC
Cincinnati, OH 45246	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Canterbury-SAR-23

(b) Not applicable.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5 Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	January 08, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	January 08, 2024

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	January 08, 2024